UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 61.9%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Regal Entertainment Group, Class A Shares	267,290	$6,115,595

CONSUMER STAPLES - 4.0%
Beverages - 0.6%
PepsiCo Inc.	23,000	2,766,900

Household Products - 3.4%
Colgate-Palmolive Co.	51,900	3,853,056
Kimberly-Clark Corp.	33,000	3,861,000
Procter & Gamble Co.	47,300	4,083,882
Reckitt Benckiser Group PLC	55,000	5,313,111	(a)

Total Household Products		17,111,049

TOTAL CONSUMER STAPLES		19,877,949

FINANCIALS - 11.7%
Banks - 2.5%
Bank of America Corp.	210,600	6,739,200
Citigroup Inc.	73,600	5,776,128

Total Banks		12,515,328

Capital Markets - 0.7%
CME Group Inc.	24,000	3,683,520

Insurance - 2.9%
AFLAC Inc.	34,400	3,034,080
MetLife Inc.	75,000	3,605,250
Progressive Corp.	139,000	7,519,900

Total Insurance		14,159,230

Mortgage Real Estate Investment (REITs) - 5.6%
AGNC Investment Corp.	390,400	7,335,616
Annaly Capital Management Inc.	605,000	6,376,700
Starwood Property Trust Inc.	469,000	9,562,910
TPG RE Finance Trust Inc.	242,500	4,563,850

Total Mortgage Real Estate Investment (REITs)		27,839,076

TOTAL FINANCIALS		58,197,154

HEALTH CARE - 5.6%
Pharmaceuticals - 5.6%
AstraZeneca PLC, ADR	66,900	2,345,514
Bristol-Myers Squibb Co.	51,000	3,192,600
GlaxoSmithKline PLC, ADR	68,400	2,565,684
Johnson & Johnson	23,800	3,288,922
Merck & Co. Inc.	172,000	10,191,000
Pfizer Inc.	166,500	6,167,160

TOTAL HEALTH CARE		27,750,880

INDUSTRIALS - 5.9%
Aerospace & Defense - 3.5%
Lockheed Martin Corp.	48,950	17,369,908

Electrical Equipment - 0.5%
Emerson Electric Co.	35,300	2,549,719

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Machinery - 0.9%
Stanley Black & Decker Inc.	25,400	$4,222,242

Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	75,900	5,035,965

TOTAL INDUSTRIALS		29,177,834

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.6%
Cisco Systems Inc.	69,000	2,866,260

IT Services - 2.3%
International Business Machines Corp.	51,500	8,430,550
Paychex Inc.	42,200	2,880,150

Total IT Services		11,310,700

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	22,500	1,083,150
Maxim Integrated Products Inc.	61,000	3,721,000
Microchip Technology Inc.	33,200	3,161,304
QUALCOMM Inc.	121,200	8,271,900
Texas Instruments Inc.	27,600	3,026,892

Total Semiconductors & Semiconductor Equipment		19,264,246

Software - 5.8%
Microsoft Corp.	220,300	20,930,703
Oracle Corp.	153,000	7,893,270

Total Software		28,823,973

Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc.	49,100	8,220,813

TOTAL INFORMATION TECHNOLOGY		70,485,992

MATERIALS - 3.6%
Chemicals - 2.5%
DowDuPont Inc.	162,400	12,274,192

Containers & Packaging - 1.1%
International Paper Co.	85,600	5,380,816

TOTAL MATERIALS		17,655,008

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.7%
Alexandria Real Estate Equities Inc.	50,000	6,485,000
Apartment Investment and Management Co., Class A Shares	88,600	3,707,024
AvalonBay Communities Inc.	26,000	4,430,400
EPR Properties	68,800	4,063,328
Equity Residential	59,000	3,634,990
Park Hotels & Resorts Inc.	130,300	3,766,973
Ramco-Gershenson Properties Trust	67,300	889,706
Retail Properties of America Inc., Class A Shares	312,690	3,767,914
Senior Housing Properties Trust	69,800	1,209,634
Simon Property Group Inc.	32,000	5,227,840
STORE Capital Corp.	95,500	2,340,705
Weyerhaeuser Co.	221,000	8,296,340

TOTAL REAL ESTATE		47,819,854

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.5%
AT&T Inc.		210,000	$7,864,500
Verizon Communications Inc.		170,000	9,191,900

Total Diversified Telecommunication Services			17,056,400

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC, ADR		139,500	4,494,690

TOTAL TELECOMMUNICATION SERVICES			21,551,090

UTILITIES - 1.6%
Electric Utilities - 1.2%
Exelon Corp.		152,000	5,853,520

Multi-Utilities - 0.4%
CenterPoint Energy Inc.		79,200	2,231,856

TOTAL UTILITIES			8,085,376

TOTAL COMMON STOCKS (Cost - $244,201,728)			306,716,732

	RATE
CONVERTIBLE PREFERRED STOCKS - 6.3%
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	7.500%	175,000	6,422,500

HEALTH CARE - 2.1%
Pharmaceuticals - 2.1%
Allergan PLC	5.500%	7,600	4,922,520
Teva Pharmaceutical Industries Ltd.	7.000%	15,300	5,800,842

TOTAL HEALTH CARE			10,723,362

INDUSTRIALS - 0.3%
Machinery - 0.3%
Stanley Black & Decker Inc.	5.375%	12,890	1,535,844

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	5.500%	38,500	4,956,875
Crown Castle International Corp.	6.875%	2,500	2,797,100

TOTAL REAL ESTATE			7,753,975

UTILITIES - 1.0%
Electric Utilities - 1.0%
NextEra Energy Inc.	6.371%	68,900	4,889,144

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $36,117,309)			31,324,825

INVESTMENTS IN UNDERLYING FUNDS - 4.6%
Financials - 4.6%
Ares Capital Corp.		530,000	8,453,500	(b)
Golub Capital BDC Inc.		179,700	3,265,149	(b)
TCP Capital Corp.		415,000	6,262,350	(b)
TriplePoint Venture Growth BDC Corp.		385,200	4,949,820	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $24,251,798)			22,930,819

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 26.8%
Diversified Energy Infrastructure - 5.8%
Energy Transfer Partners LP	589,800	$11,819,592
Enterprise Products Partners LP	255,600	7,059,672
Genesis Energy LP	421,700	9,711,751

Total Diversified Energy Infrastructure		28,591,015

Financials - 3.0%
Blackstone Group LP	408,800	14,941,640

Global Infrastructure - 2.2%
Brookfield Infrastructure Partners LP	94,100	4,038,772
Brookfield Renewable Partners LP	215,000	7,180,650

Total Global Infrastructure		11,219,422

Liquids Transportation & Storage - 3.8%
Buckeye Partners LP	84,900	4,577,808
Enbridge Energy Partners LP	398,600	5,763,756
Magellan Midstream Partners LP	51,100	3,648,029
PBF Logistics LP	225,500	4,724,225

Total Liquids Transportation & Storage		18,713,818

Natural Gas Transportation & Storage - 3.2%
Hoegh LNG Partners LP	495,841	9,098,682
Williams Partners LP	158,900	6,657,910

Total Natural Gas Transportation & Storage		15,756,592

Offshore - 1.2%
Dynagas LNG Partners LP	515,768	5,988,067

Oil/Refined Products - 3.0%
Andeavor Logistics LP	94,100	4,864,970
CrossAmerica Partners LP	115,000	2,786,450
MPLX LP	80,700	3,002,040
Sunoco LP	134,000	4,275,940

Total Oil/Refined Products		14,929,400

Petrochemicals - 0.8%
Westlake Chemical Partners LP	167,000	4,041,400

Shipping - 3.8%
Golar LNG Partners LP	451,100	9,901,645
KNOT Offshore Partners LP	417,300	8,825,895

Total Shipping		18,727,540

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $124,940,655)		132,908,894

TOTAL INVESTMENTS - 99.6% (Cost - $429,511,490)		493,881,270
Other Assets in Excess of Liabilities - 0.4%		2,053,344

TOTAL NET ASSETS - 100.0%		$495,934,614

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is a business development company.

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$14,564,838	$5,313,111	—	$19,877,949
Other Common Stocks	286,838,783	—	—	286,838,783
Convertible Preferred Stocks	31,324,825	—	—	31,324,825
Investments in Underlying Funds	22,930,819	—	—	22,930,819
Master Limited Partnerships	132,908,894	—	—	132,908,894

Total Investments	$488,568,159	$5,313,111	—	$493,881,270

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2018, securities valued at $5,313,111 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018